Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 96.9%
Consumer, Non-cyclical - 24.2%
Monster Beverage Corp.*	72,080	$4,996,586
Zoetis, Inc.	34,946	4,789,000
UnitedHealth Group, Inc.	15,994	4,717,430
Teleflex, Inc.	12,765	4,646,205
Merck & Company, Inc.	46,520	3,597,392
Vertex Pharmaceuticals, Inc.*	11,948	3,468,624
PayPal Holdings, Inc.*	18,979	3,306,711
Mondelez International, Inc. — Class A	63,221	3,232,490
PepsiCo, Inc.	23,205	3,069,093
Regeneron Pharmaceuticals, Inc.*	4,838	3,017,219
Jazz Pharmaceuticals plc*	26,297	2,901,611
Eli Lilly & Co.	17,605	2,890,389
Danaher Corp.	15,374	2,718,585
AbbVie, Inc.	27,353	2,685,517
Intuitive Surgical, Inc.*	4,239	2,415,509
Booz Allen Hamilton Holding Corp.	30,822	2,397,643
Thermo Fisher Scientific, Inc.	6,498	2,354,485
S&P Global, Inc.	6,851	2,257,268
Amgen, Inc.	9,464	2,232,179
Corteva, Inc.	80,393	2,153,728
Abbott Laboratories	23,191	2,120,353
Estee Lauder Companies, Inc. — Class A	11,169	2,107,367
Masimo Corp.*	9,181	2,093,176
CVS Health Corp.	31,914	2,073,453
IHS Markit Ltd.	27,072	2,043,936
Global Payments, Inc.	11,868	2,013,050
Bristol-Myers Squibb Co.	33,651	1,978,679
Becton Dickinson and Co.	8,002	1,914,638
Edwards Lifesciences Corp.*	26,648	1,841,643
IQVIA Holdings, Inc.*	12,747	1,808,545
Clorox Co.	7,550	1,656,243
Procter & Gamble Co.	13,727	1,641,337
CoStar Group, Inc.*	2,207	1,568,449
General Mills, Inc.	24,329	1,499,883
Church & Dwight Company, Inc.	18,410	1,423,093
Kimberly-Clark Corp.	9,110	1,287,699
Sysco Corp.	23,346	1,276,092
Total Consumer, Non-cyclical		94,195,300
Financial - 15.8%
Progressive Corp.	58,515	4,687,636
Alexandria Real Estate Equities, Inc. REIT	26,327	4,271,556
Intercontinental Exchange, Inc.	45,064	4,127,862
JPMorgan Chase & Co.	39,284	3,695,053
Zions Bancorp North America	93,928	3,193,552
Fifth Third Bancorp	144,406	2,784,148
Equinix, Inc. REIT	3,918	2,751,611
First Republic Bank	23,124	2,450,913
Mastercard, Inc. — Class A	7,688	2,273,342
Visa, Inc. — Class A	11,622	2,245,022
Prologis, Inc. REIT	24,022	2,241,973
Equity LifeStyle Properties, Inc. REIT	35,435	2,213,979
Aon plc — Class A	11,483	2,211,626
Mid-America Apartment Communities, Inc. REIT	16,236	1,861,782
T. Rowe Price Group, Inc.	14,765	1,823,477
Bank of America Corp.	68,201	1,619,774
CME Group, Inc. — Class A	9,485	1,541,692
Douglas Emmett, Inc. REIT	49,274	1,510,741
Citigroup, Inc.	29,430	1,503,873
U.S. Bancorp	39,919	1,469,817
Arch Capital Group Ltd.*	50,918	1,458,801
Huntington Bancshares, Inc.	160,089	1,446,404
CBRE Group, Inc. — Class A*	31,857	1,440,574
Fidelity National Financial, Inc.	45,932	1,408,275
Synchrony Financial	60,392	1,338,287
People's United Financial, Inc.	114,019	1,319,200
KeyCorp	105,619	1,286,439
Ally Financial, Inc.	56,889	1,128,109
Total Financial		61,305,518
Technology - 14.5%
Microsoft Corp.	16,339	3,325,150
Cadence Design Systems, Inc.*	31,804	3,051,912
MSCI, Inc. — Class A	8,344	2,785,394
Tyler Technologies, Inc.*	7,783	2,699,767
salesforce.com, Inc.*	13,577	2,543,379
Citrix Systems, Inc.	16,577	2,451,904
Teradyne, Inc.	28,597	2,416,732
Black Knight, Inc.*	33,041	2,397,455
Jack Henry & Associates, Inc.	12,782	2,352,271
Fidelity National Information Services, Inc.	17,214	2,308,225
Skyworks Solutions, Inc.	17,984	2,299,434
Intuit, Inc.	7,474	2,213,724
Leidos Holdings, Inc.	23,443	2,195,906
Activision Blizzard, Inc.	28,802	2,186,072
Dell Technologies, Inc. — Class C*	38,161	2,096,565
Qorvo, Inc.*	18,760	2,073,543
Apple, Inc.	5,526	2,015,885
Akamai Technologies, Inc.*	18,210	1,950,109
Adobe, Inc.*	4,349	1,893,163
Broadridge Financial Solutions, Inc.	14,888	1,878,717
VMware, Inc. — Class A*	11,559	1,790,027
Broadcom, Inc.	5,072	1,600,774
KLA Corp.	8,229	1,600,376
CDK Global, Inc.	37,192	1,540,493
Seagate Technology plc	29,278	1,417,348
Fiserv, Inc.*	14,276	1,393,623
Total Technology		56,477,948
Communications - 14.5%
IAC/InterActiveCorp*	16,595	5,366,823
Facebook, Inc. — Class A*	22,087	5,015,295
Charter Communications, Inc. — Class A*	7,854	4,005,854
GoDaddy, Inc. — Class A*	50,876	3,730,737
Walt Disney Co.	30,474	3,398,156
Cable One, Inc.	1,891	3,356,241
Comcast Corp. — Class A	80,372	3,132,901
Motorola Solutions, Inc.	19,934	2,793,351
FactSet Research Systems, Inc.	8,449	2,775,243
AT&T, Inc.	91,314	2,760,422
Alphabet, Inc. — Class C*	1,938	2,739,576
Amazon.com, Inc.*	757	2,088,427
VeriSign, Inc.*	9,955	2,058,993

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Communications - 14.5% (continued)
CDW Corp.	16,574	$1,925,567
Cisco Systems, Inc.	36,039	1,680,859
F5 Networks, Inc.*	11,721	1,634,845
Verizon Communications, Inc.	28,654	1,579,695
Discovery, Inc. — Class A*	64,284	1,356,392
Altice USA, Inc. — Class A*	57,986	1,307,005
Fox Corp. — Class A	47,301	1,268,613
CenturyLink, Inc.	117,918	1,182,718
Juniper Networks, Inc.	46,394	1,060,567
Total Communications		56,218,280
Consumer, Cyclical - 11.6%
Williams-Sonoma, Inc.	54,985	4,509,320
Target Corp.	30,748	3,687,608
Home Depot, Inc.	14,059	3,521,920
TJX Companies, Inc.	68,748	3,475,899
Costco Wholesale Corp.	11,016	3,340,161
Dollar Tree, Inc.*	35,727	3,311,178
Lululemon Athletica, Inc.*	9,935	3,099,819
Chipotle Mexican Grill, Inc. — Class A*	2,411	2,537,240
McDonald's Corp.	13,058	2,408,809
Dollar General Corp.	12,260	2,335,653
DR Horton, Inc.	40,200	2,229,090
Walmart, Inc.	16,766	2,008,232
Tesla, Inc.*	1,728	1,865,912
Allison Transmission Holdings, Inc.	42,111	1,548,842
Best Buy Company, Inc.	17,064	1,489,175
Domino's Pizza, Inc.	3,857	1,424,930
Ross Stores, Inc.	14,304	1,219,273
Yum! Brands, Inc.	12,293	1,068,385
Total Consumer, Cyclical		45,081,446
Industrial - 8.1%
Allegion plc	39,093	3,996,087
Lockheed Martin Corp.	10,912	3,982,007
L3Harris Technologies, Inc.	22,256	3,776,175
Northrop Grumman Corp.	12,158	3,737,856
Keysight Technologies, Inc.*	21,358	2,152,459
Old Dominion Freight Line, Inc.	11,789	1,999,296
Fortune Brands Home & Security, Inc.	29,770	1,903,196
Jabil, Inc.	56,566	1,814,637
United Parcel Service, Inc. — Class B	15,842	1,761,314
Expeditors International of Washington, Inc.	22,635	1,721,165
Kansas City Southern	10,703	1,597,851
FLIR Systems, Inc.	36,251	1,470,703
Gentex Corp.	53,533	1,379,546
Total Industrial		31,292,292
Utilities - 3.1%
Essential Utilities, Inc.	75,619	3,194,146
Xcel Energy, Inc.	26,191	1,636,937
NextEra Energy, Inc.	6,652	1,597,611
WEC Energy Group, Inc.	17,297	1,516,082
Dominion Energy, Inc.	18,500	1,501,830
Pinnacle West Capital Corp.	19,085	1,398,740
NRG Energy, Inc.	37,819	1,231,387
Total Utilities		12,076,733
Energy - 2.7%
Concho Resources, Inc.	30,188	1,554,682
Williams Companies, Inc.	77,205	1,468,439
Kinder Morgan, Inc.	95,130	1,443,122
Chevron Corp.	16,083	1,435,086
Schlumberger Ltd.	70,774	1,301,534
ConocoPhillips	30,210	1,269,424
EOG Resources, Inc.	23,404	1,185,647
ONEOK, Inc.	25,898	860,332
Total Energy		10,518,266
Basic Materials - 2.4%
International Flavors & Fragrances, Inc.	28,090	3,439,901
Royal Gold, Inc.	18,016	2,239,749
Newmont Corp.	34,771	2,146,762
FMC Corp.	16,798	1,673,417
Total Basic Materials		9,499,829
Total Common Stocks
(Cost $362,053,556)		376,665,612

EXCHANGE-TRADED FUNDS† - 3.7%
SPDR S&P 500 ETF Trust	23,679	7,301,656
Vanguard S&P 500 ETF	25,642	7,267,712
Total Exchange-Traded Funds
(Cost $14,615,462)		14,569,368
Total Investments - 100.6%
(Cost $376,669,018)		$391,234,980
Other Assets & Liabilities, net - (0.6)%		(2,461,444)
Total Net Assets - 100.0%		$388,773,536

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$376,665,612	$—	$—	$376,665,612
Exchange-Traded Funds	14,569,368	—	—	14,569,368
Total Assets	$391,234,980	$—	$—	$391,234,980

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.0%
Consumer, Non-cyclical - 28.0%
AbbVie, Inc.	5,350	$525,263
Altria Group, Inc.	10,038	393,991
Philip Morris International, Inc.	4,875	341,543
General Mills, Inc.	3,792	233,777
Bristol-Myers Squibb Co.	3,973	233,612
Kellogg Co.	3,102	204,918
Amgen, Inc.	867	204,491
Eli Lilly & Co.	1,206	198,001
Johnson & Johnson	1,353	190,272
Colgate-Palmolive Co.	2,569	188,205
Flowers Foods, Inc.	8,024	179,417
Kimberly-Clark Corp.	1,246	176,122
PepsiCo, Inc.	1,218	161,093
H&R Block, Inc.	10,926	156,023
Merck & Company, Inc.	1,834	141,823
Pfizer, Inc.	4,282	140,022
UnitedHealth Group, Inc.	470	138,626
Procter & Gamble Co.	1,111	132,842
Cardinal Health, Inc.	2,372	123,795
AmerisourceBergen Corp. — Class A	1,151	115,986
Insperity, Inc.	1,781	115,284
Clorox Co.	464	101,788
Medtronic plc	1,086	99,586
Abbott Laboratories	1,011	92,436
Booz Allen Hamilton Holding Corp.	995	77,401
Kroger Co.	2,058	69,663
HCA Healthcare, Inc.	577	56,004
Thermo Fisher Scientific, Inc.	56	20,291
Zoetis, Inc.	136	18,638
Total Consumer, Non-cyclical		4,830,913
Financial - 19.0%
Simon Property Group, Inc. REIT	5,641	385,731
People's United Financial, Inc.	18,423	213,154
Janus Henderson Group plc	9,063	191,773
KeyCorp	15,080	183,674
Principal Financial Group, Inc.	4,338	180,201
MetLife, Inc.	4,866	177,706
Ameriprise Financial, Inc.	1,146	171,946
Huntington Bancshares, Inc.	18,905	170,807
PNC Financial Services Group, Inc.	1,572	165,390
OneMain Holdings, Inc.	6,677	163,854
Truist Financial Corp.	4,242	159,287
Citizens Financial Group, Inc.	6,296	158,911
JPMorgan Chase & Co.	1,674	157,457
Axis Capital Holdings Ltd.	3,693	149,788
Fifth Third Bancorp	7,680	148,070
First American Financial Corp.	2,797	134,312
U.S. Bancorp	3,074	113,185
Synchrony Financial	4,672	103,531
Popular, Inc.	2,414	89,728
Visa, Inc. — Class A	139	26,851
Mastercard, Inc. — Class A	70	20,699
Total Financial		3,266,055
Energy - 12.3%
Antero Midstream Corp.	264,494	1,348,919
Kinder Morgan, Inc.	14,552	220,754
Valero Energy Corp.	3,327	195,694
Chevron Corp.	2,027	180,869
Exxon Mobil Corp.	4,011	179,372
Total Energy		2,125,608
Industrial - 8.6%
Eaton Corporation plc	2,417	211,439
Emerson Electric Co.	3,101	192,355
Caterpillar, Inc.	1,454	183,931
United Parcel Service, Inc. — Class B	1,480	164,546
Hubbell, Inc.	1,170	146,671
National Instruments Corp.	3,230	125,034
3M Co.	796	124,168
Johnson Controls International plc	3,266	111,501
CH Robinson Worldwide, Inc.	1,062	83,962
Union Pacific Corp.	450	76,082
Norfolk Southern Corp.	386	67,770
Total Industrial		1,487,459
Technology - 8.2%
Broadcom, Inc.	719	226,923
QUALCOMM, Inc.	2,360	215,256
HP, Inc.	11,147	194,292
KLA Corp.	785	152,667
Maxim Integrated Products, Inc.	2,169	131,463
Microsoft Corp.	565	114,983
Broadridge Financial Solutions, Inc.	754	95,147
Skyworks Solutions, Inc.	623	79,657
Intel Corp.	1,301	77,839
Jack Henry & Associates, Inc.	421	77,477
Intuit, Inc.	170	50,352
Total Technology		1,416,056
Consumer, Cyclical - 7.6%
Autoliv, Inc.	2,821	181,982
Leggett & Platt, Inc.	4,832	169,845
Target Corp.	1,340	160,706
Walgreens Boots Alliance, Inc.	3,297	139,760
Watsco, Inc.	765	135,940
Genuine Parts Co.	1,454	126,440
Walmart, Inc.	939	112,473
Hasbro, Inc.	1,264	94,737
McDonald's Corp.	470	86,701
Starbucks Corp.	915	67,335
Casey's General Stores, Inc.	261	39,025
Total Consumer, Cyclical		1,314,944
Communications - 6.6%
AT&T, Inc.	8,291	250,637
Verizon Communications, Inc.	4,008	220,961
Interpublic Group of Companies, Inc.	10,809	185,483
Cisco Systems, Inc.	3,633	169,443
Corning, Inc.	5,947	154,027
ViacomCBS, Inc. — Class B	6,418	149,668
Total Communications		1,130,219
Utilities - 4.8%
Dominion Energy, Inc.	3,460	280,883
Southern Co.	3,949	204,756
Duke Energy Corp.	2,420	193,334
OGE Energy Corp.	5,090	154,532
Total Utilities		833,505

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.0% (continued)
Basic Materials - 2.9%
Dow, Inc.	7,213	$294,002
LyondellBasell Industries N.V. — Class A	3,018	198,343
Total Basic Materials		492,345
Total Common Stocks
(Cost $16,538,166)		16,897,104

EXCHANGE-TRADED FUNDS† - 1.5%
Vanguard Dividend Appreciation ETF	1,221	143,077
iShares Select Dividend ETF	1,485	119,869
Total Exchange-Traded Funds
(Cost $267,835)		262,946
Total Investments - 99.5%
(Cost $16,806,001)		$17,160,050
Other Assets & Liabilities, net - 0.5%		90,332
Total Net Assets - 100.0%		$17,250,382

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,897,104	$—	$—	$16,897,104
Exchange-Traded Funds	262,946	—	—	262,946
Total Assets	$17,160,050	$—	$—	$17,160,050

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.4%
Consumer, Non-cyclical - 24.8%
Eli Lilly & Co.	1,011	$165,986
Monster Beverage Corp.*	2,340	162,209
Danaher Corp.	882	155,964
Zoetis, Inc.	1,125	154,170
UnitedHealth Group, Inc.	522	153,964
AbbVie, Inc.	1,567	153,848
Teleflex, Inc.	415	151,052
Booz Allen Hamilton Holding Corp.	1,904	148,112
S&P Global, Inc.	429	141,347
Amgen, Inc.	583	137,506
IHS Markit Ltd.	1,707	128,879
Masimo Corp.*	560	127,674
CVS Health Corp.	1,948	126,561
Bristol-Myers Squibb Co.	2,063	121,304
Becton Dickinson and Co.	496	118,678
Merck & Company, Inc.	1,514	117,078
Clorox Co.	466	102,227
Mondelez International, Inc. — Class A	1,975	100,982
Jazz Pharmaceuticals plc*	850	93,789
General Mills, Inc.	1,485	91,550
PepsiCo, Inc.	684	90,466
Church & Dwight Company, Inc.	1,124	86,885
Kimberly-Clark Corp.	552	78,025
Total Consumer, Non-cyclical		2,908,256
Financial - 16.1%
Equinix, Inc. REIT	242	169,957
Progressive Corp.	1,884	150,927
First Republic Bank	1,321	140,013
Intercontinental Exchange, Inc.	1,475	135,110
Alexandria Real Estate Equities, Inc. REIT	778	126,230
Equity LifeStyle Properties, Inc. REIT	2,008	125,460
JPMorgan Chase & Co.	1,255	118,045
Mid-America Apartment Communities, Inc. REIT	989	113,409
Zions Bancorp North America	3,093	105,162
CME Group, Inc. — Class A	578	93,948
Arch Capital Group Ltd.*	3,218	92,196
U.S. Bancorp	2,479	91,277
Fifth Third Bancorp	4,671	90,057
Huntington Bancshares, Inc.	9,956	89,952
Fidelity National Financial, Inc.	2,768	84,867
Synchrony Financial	3,698	81,948
People's United Financial, Inc.	7,065	81,742
Total Financial		1,890,300
Communications - 15.7%
FactSet Research Systems, Inc.	523	171,790
IAC/InterActiveCorp*	462	149,411
Facebook, Inc. — Class A*	626	142,146
Charter Communications, Inc. — Class A*	251	128,020
Amazon.com, Inc.*	46	126,906
GoDaddy, Inc. — Class A*	1,607	117,841
Cable One, Inc.	63	111,815
Walt Disney Co.	978	109,057
F5 Networks, Inc.*	727	101,402
Motorola Solutions, Inc.	720	100,893
Verizon Communications, Inc.	1,792	98,793
AT&T, Inc.	2,992	90,448
Comcast Corp. — Class A	2,307	89,927
Fox Corp. — Class A	3,119	83,651
Discovery, Inc. — Class A*	3,949	83,324
Altice USA, Inc. — Class A*	3,522	79,386
Juniper Networks, Inc.	2,831	64,717
Total Communications		1,849,527
Consumer, Cyclical - 12.2%
Williams-Sonoma, Inc.	1,796	147,290
Dollar General Corp.	754	143,645
DR Horton, Inc.	2,507	139,013
Home Depot, Inc.	497	124,503
Walmart, Inc.	1,025	122,774
TJX Companies, Inc.	2,230	112,749
Target Corp.	907	108,777
Costco Wholesale Corp.	349	105,820
Dollar Tree, Inc.*	1,054	97,685
Allison Transmission Holdings, Inc.	2,570	94,524
Domino's Pizza, Inc.	235	86,818
Chipotle Mexican Grill, Inc. — Class A*	71	74,718
McDonald's Corp.	385	71,021
Total Consumer, Cyclical		1,429,337
Technology - 11.7%
Tyler Technologies, Inc.*	486	168,584
Jack Henry & Associates, Inc.	787	144,832
Fidelity National Information Services, Inc.	1,059	142,001
Citrix Systems, Inc.	943	139,479
Black Knight, Inc.*	1,880	136,413
Leidos Holdings, Inc.	1,442	135,072
Akamai Technologies, Inc.*	1,111	118,977
Broadridge Financial Solutions, Inc.	933	117,735
CDK Global, Inc.	2,294	95,017
Seagate Technology plc	1,787	86,509
Fiserv, Inc.*	880	85,906
Total Technology		1,370,525
Industrial - 7.4%
Allegion plc	1,506	153,943
Lockheed Martin Corp.	321	117,139
L3Harris Technologies, Inc.	656	111,304
Expeditors International of Washington, Inc.	1,416	107,672
United Parcel Service, Inc. — Class B	966	107,400
Northrop Grumman Corp.	334	102,685
FLIR Systems, Inc.	2,212	89,741
Gentex Corp.	3,257	83,933
Total Industrial		873,817
Basic Materials - 3.4%
Royal Gold, Inc.	1,109	137,871
Newmont Corp.	2,191	135,272
International Flavors & Fragrances, Inc.	1,051	128,706
Total Basic Materials		401,849
Utilities - 3.4%
Essential Utilities, Inc.	2,483	104,882

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Utilities - 3.4% (continued)
Xcel Energy, Inc.	1,660	$103,750
NextEra Energy, Inc.	416	99,911
Pinnacle West Capital Corp.	1,178	86,335
Total Utilities		394,878
Energy - 2.7%
Kinder Morgan, Inc.	5,984	90,778
Williams Companies, Inc.	4,758	90,497
Chevron Corp.	988	88,159
ONEOK, Inc.	1,545	51,325
Total Energy		320,759
Total Common Stocks
(Cost $10,212,248)		11,439,248

EXCHANGE-TRADED FUNDS† - 2.1%
Vanguard S&P 500 ETF	463	131,228
SPDR S&P 500 ETF Trust	371	114,402
Total Exchange-Traded Funds
(Cost $243,881)		245,630
Total Investments - 99.5%
(Cost $10,456,129)		$11,684,878
Other Assets & Liabilities, net - 0.5%		63,534
Total Net Assets - 100.0%		$11,748,412

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,439,248	$—	$—	$11,439,248
Exchange-Traded Funds	245,630	—	—	245,630
Total Assets	$11,684,878	$—	$—	$11,684,878

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 24.2%
PayPal Holdings, Inc.*	1,061	$184,858
Vertex Pharmaceuticals, Inc.*	622	180,573
Regeneron Pharmaceuticals, Inc.*	250	155,912
Thermo Fisher Scientific, Inc.	361	130,805
Zoetis, Inc.	929	127,310
UnitedHealth Group, Inc.	426	125,649
Intuitive Surgical, Inc.*	217	123,653
Teleflex, Inc.	339	123,389
Monster Beverage Corp.*	1,760	122,003
Abbott Laboratories	1,308	119,590
Estee Lauder Companies, Inc. — Class A	630	118,869
Corteva, Inc.	4,430	118,680
Global Payments, Inc.	664	112,628
Edwards Lifesciences Corp.*	1,491	103,043
IQVIA Holdings, Inc.*	708	100,451
Merck & Company, Inc.	1,248	96,508
Procter & Gamble Co.	760	90,873
Mondelez International, Inc. — Class A	1,752	89,579
PepsiCo, Inc.	660	87,292
CoStar Group, Inc.*	121	85,991
Jazz Pharmaceuticals plc*	704	77,679
Sysco Corp.	1,286	70,293
Total Consumer, Non-cyclical		2,545,628
Technology - 17.7%
Microsoft Corp.	849	172,780
Cadence Design Systems, Inc.*	1,647	158,046
MSCI, Inc. — Class A	471	157,229
salesforce.com, Inc.*	769	144,057
Teradyne, Inc.	1,596	134,878
Skyworks Solutions, Inc.	1,002	128,116
Intuit, Inc.	421	124,696
Activision Blizzard, Inc.	1,619	122,882
Dell Technologies, Inc. — Class C*	2,170	119,220
Apple, Inc.	304	110,899
Qorvo, Inc.*	944	104,340
Adobe, Inc.*	239	104,039
VMware, Inc. — Class A*	656	101,588
Broadcom, Inc.	277	87,424
KLA Corp.	449	87,322
Total Technology		1,857,516
Financial - 15.9%
Visa, Inc. — Class A	654	126,333
Mastercard, Inc. — Class A	427	126,264
Progressive Corp.	1,565	125,372
Aon plc — Class A	645	124,227
Prologis, Inc. REIT	1,331	124,222
Alexandria Real Estate Equities, Inc. REIT	707	114,711
Intercontinental Exchange, Inc.	1,212	111,019
T. Rowe Price Group, Inc.	817	100,900
Bank of America Corp.	3,894	92,482
JPMorgan Chase & Co.	935	87,946
Zions Bancorp North America	2,503	85,102
Citigroup, Inc.	1,659	84,775
Douglas Emmett, Inc. REIT	2,724	83,518
CBRE Group, Inc. — Class A*	1,800	81,396
Fifth Third Bancorp	3,899	75,173
KeyCorp	5,953	72,508
Ally Financial, Inc.	3,035	60,184
Total Financial		1,676,132
Communications - 13.5%
IAC/InterActiveCorp*	480	155,232
Facebook, Inc. — Class A*	666	151,229
Alphabet, Inc. — Class C*	99	139,947
VeriSign, Inc.*	552	114,170
CDW Corp.	925	107,466
GoDaddy, Inc. — Class A*	1,438	105,449
Charter Communications, Inc. — Class A*	189	96,398
Cisco Systems, Inc.	1,989	92,767
Walt Disney Co.	830	92,553
Cable One, Inc.	48	85,193
Comcast Corp. — Class A	2,153	83,924
AT&T, Inc.	2,420	73,157
CenturyLink, Inc.	6,499	65,185
Motorola Solutions, Inc.	440	61,657
Total Communications		1,424,327
Consumer, Cyclical - 11.4%
Lululemon Athletica, Inc.*	553	172,542
Williams-Sonoma, Inc.	1,490	122,195
Target Corp.	875	104,939
Tesla, Inc.*	95	102,582
Dollar Tree, Inc.*	1,017	94,256
Costco Wholesale Corp.	296	89,750
TJX Companies, Inc.	1,631	82,463
Home Depot, Inc.	329	82,418
Best Buy Company, Inc.	940	82,034
Chipotle Mexican Grill, Inc. — Class A*	68	71,560
McDonald's Corp.	371	68,438
Ross Stores, Inc.	788	67,169
Yum! Brands, Inc.	677	58,838
Total Consumer, Cyclical		1,199,184
Industrial - 9.0%
Keysight Technologies, Inc.*	1,203	121,238
Northrop Grumman Corp.	369	113,445
Old Dominion Freight Line, Inc.	654	110,912
Fortune Brands Home & Security, Inc.	1,681	107,466
L3Harris Technologies, Inc.	633	107,401
Lockheed Martin Corp.	293	106,922
Jabil, Inc.	3,216	103,169
Kansas City Southern	590	88,081
Allegion plc	852	87,092
Total Industrial		945,726
Utilities - 3.0%
WEC Energy Group, Inc.	953	83,531
Dominion Energy, Inc.	1,019	82,722
Essential Utilities, Inc.	1,934	81,692
NRG Energy, Inc.	2,128	69,288
Total Utilities		317,233
Energy - 2.8%
Concho Resources, Inc.	1,663	85,645
Schlumberger Ltd.	3,940	72,456
ConocoPhillips	1,655	69,543

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Energy - 2.8% (continued)
EOG Resources, Inc.	1,279	$64,794
Total Energy		292,438
Basic Materials - 1.6%
FMC Corp.	925	92,148
International Flavors & Fragrances, Inc.	593	72,619
Total Basic Materials		164,767
Total Common Stocks
(Cost $8,517,855)		10,422,951

EXCHANGE-TRADED FUNDS† - 0.5%
SPDR S&P 500 ETF Trust	75	23,127
Vanguard S&P 500 ETF	81	22,958
Total Exchange-Traded Funds
(Cost $46,232)		46,085
Total Investments - 99.6%
(Cost $8,564,087)		$10,469,036
Other Assets & Liabilities, net - 0.4%		45,448
Total Net Assets - 100.0%		$10,514,484

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,422,951	$—	$—	$10,422,951
Exchange-Traded Funds	46,085	—	—	46,085
Total Assets	$10,469,036	$—	$—	$10,469,036

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.9%
Consumer, Non-cyclical - 27.7%
Eli Lilly & Co.	316	$51,881
AbbVie, Inc.	463	45,457
Booz Allen Hamilton Holding Corp.	564	43,873
Baxter International, Inc.	466	40,123
Bristol-Myers Squibb Co.	619	36,397
Abbott Laboratories	393	35,932
Philip Morris International, Inc.	508	35,590
Gilead Sciences, Inc.	460	35,392
Johnson & Johnson	234	32,908
Procter & Gamble Co.	275	32,882
McKesson Corp.	204	31,298
Merck & Company, Inc.	401	31,009
Amgen, Inc.	131	30,898
PepsiCo, Inc.	233	30,817
Campbell Soup Co.	607	30,125
Mondelez International, Inc. — Class A	551	28,173
Colgate-Palmolive Co.	374	27,399
General Mills, Inc.	439	27,064
Kimberly-Clark Corp.	190	26,856
CVS Health Corp.	395	25,663
Corteva, Inc.	953	25,531
Clorox Co.	116	25,447
Altria Group, Inc.	644	25,277
Kellogg Co.	358	23,650
Kroger Co.	593	20,073
Pfizer, Inc.	541	17,691
Total Consumer, Non-cyclical		817,406
Financial - 21.0%
Progressive Corp.	548	43,900
Duke Realty Corp. REIT	1,139	40,309
JPMorgan Chase & Co.	385	36,213
Globe Life, Inc.	448	33,255
Bank of America Corp.	1,382	32,822
Citigroup, Inc.	600	30,660
Blackstone Group, Inc. — Class A	534	30,256
Douglas Emmett, Inc. REIT	932	28,575
Huntington Bancshares, Inc.	3,073	27,765
Fifth Third Bancorp	1,434	27,647
KeyCorp	2,226	27,113
American Express Co.	280	26,656
People's United Financial, Inc.	2,186	25,292
Chubb Ltd.	198	25,071
Regions Financial Corp.	2,222	24,709
Citizens Financial Group, Inc.	978	24,685
Synchrony Financial	1,083	23,999
U.S. Bancorp	627	23,086
Charles Schwab Corp.	662	22,336
Ally Financial, Inc.	1,111	22,031
Fidelity National Financial, Inc.	695	21,309
Boston Properties, Inc. REIT	223	20,155
Total Financial		617,844
Industrial - 12.2%
Keysight Technologies, Inc.*	425	42,831
United Parcel Service, Inc. — Class B	329	36,578
Agilent Technologies, Inc.	363	32,078
Jacobs Engineering Group, Inc.	374	31,715
Raytheon Technologies Corp.	466	28,715
Garmin Ltd.	293	28,568
General Dynamics Corp.	190	28,397
Masco Corp.	565	28,369
Honeywell International, Inc.	185	26,749
Expeditors International of Washington, Inc.	349	26,538
Republic Services, Inc. — Class A	313	25,682
Union Pacific Corp.	139	23,501
Total Industrial		359,721
Technology - 8.6%
Advanced Micro Devices, Inc.*	1,080	56,819
Teradyne, Inc.	506	42,762
Leidos Holdings, Inc.	425	39,810
KLA Corp.	189	36,757
Applied Materials, Inc.	469	28,351
International Business Machines Corp.	218	26,328
QUALCOMM, Inc.	251	22,893
Total Technology		253,720
Consumer, Cyclical - 8.3%
Target Corp.	301	36,099
Allison Transmission Holdings, Inc.	929	34,169
Walmart, Inc.	255	30,544
Fastenal Co.	664	28,446
TJX Companies, Inc.	522	26,392
McDonald's Corp.	131	24,166
Autoliv, Inc.	354	22,836
Yum! Brands, Inc.	239	20,772
Darden Restaurants, Inc.	259	19,624
Total Consumer, Cyclical		243,048
Communications - 6.3%
ViacomCBS, Inc. — Class B	1,235	28,800
Cisco Systems, Inc.	595	27,751
AT&T, Inc.	902	27,267
Motorola Solutions, Inc.	193	27,045
Comcast Corp. — Class A	686	26,741
Verizon Communications, Inc.	470	25,911
CenturyLink, Inc.	2,297	23,039
Total Communications		186,554
Energy - 5.9%
Kinder Morgan, Inc.	1,668	25,304
ConocoPhillips	590	24,792
Chevron Corp.	271	24,181
EOG Resources, Inc.	457	23,152
Marathon Petroleum Corp.	614	22,951
Phillips 66	271	19,485
Exxon Mobil Corp.	428	19,140
Targa Resources Corp.	788	15,815
Total Energy		174,820
Utilities - 5.7%
Xcel Energy, Inc.	468	29,250
DTE Energy Co.	271	29,133
Essential Utilities, Inc.	664	28,047
Pinnacle West Capital Corp.	322	23,599
Duke Energy Corp.	289	23,088

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 97.9% (continued)
Utilities - 5.7% (continued)
American Water Works Company, Inc.	145	$18,656
Consolidated Edison, Inc.	217	15,609
Total Utilities		167,382
Basic Materials - 2.2%
FMC Corp.	407	40,545
International Flavors & Fragrances, Inc.	197	24,125
Total Basic Materials		64,670
Total Common Stocks
(Cost $2,851,767)		2,885,165

EXCHANGE-TRADED FUNDS† - 0.6%
iShares S&P 500 Value ETF	148	16,015
Total Exchange-Traded Funds
(Cost $16,152)		16,015
Total Investments - 98.5%
(Cost $2,867,919)		$2,901,180
Other Assets & Liabilities, net - 1.5%		45,009
Total Net Assets - 100.0%		$2,946,189

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,885,165	$—	$—	$2,885,165
Exchange-Traded Funds	16,015	—	—	16,015
Total Assets	$2,901,180	$—	$—	$2,901,180

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC, which operates under the name of Guggenheim Investments, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Directional Allocation Fund	$379,841,603	$18,368,791	$(6,975,414)	$11,393,377
RBP® Dividend Fund	16,917,259	1,806,521	(1,563,730)	242,791
RBP® Large-Cap Defensive Fund	10,465,338	1,762,833	(543,293)	1,219,540
RBP® Large-Cap Market Fund	8,578,948	2,239,542	(349,454)	1,890,088
RBP® Large-Cap Value Fund	2,877,858	261,919	(238,597)	23,322

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.